EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 1,027,429	$ 924,832
Plan Asset	(24,126)	(17,024)
Net employee benefits	1,003,303	907,808
Short Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	441,644	385,296
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	405,240	380,207
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 180,545	$ 159,329